Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net (loss) income	$ (814,564)	$ 60,142
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	46,078	45,360
Stock-based compensation	45,038	43,868
Unrealized foreign exchange loss	(5)	(10)
Changes in operating assets and liabilities:
Accounts receivable	1,301,959	1,970,727
Prepaid expenses	(94,235)	(10,204)
Accounts payable and accrued liabilities	(1,654,202)	(1,618,388)
Net cash (used in) provided by operating activities	(1,169,931)	491,495
Cash flows from investing activities:
Acquisition of equipment	(2,569)	(5,718)
Long-term cash equivalent
Net cash (used in) provided by investing activities	(2,569)	(5,718)
Cash flows from financing activities:
Payments on operating lease liabilities
Net cash used in financing activities
Change in cash	(1,172,500)	485,777
Cash, beginning of period	4,454,295	2,780,517
Cash, end of period	3,281,795	3,266,294
Supplementary information:
Interest paid
Income taxes paid		$ 8,172